Quarterly Holdings Report
for
Fidelity Freedom® 2060 Fund
June 30, 2024
F60-NPRT1-0824
1.9858340.109
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.3% to 5.33% 7/25/24 to 9/26/24 (b) (Cost $8,033,594)	8,070,000	8,033,722

Domestic Equity Funds - 52.6%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	9,006,972	110,875,828
Fidelity Series Blue Chip Growth Fund (c)	15,404,501	304,238,902
Fidelity Series Commodity Strategy Fund (c)	505,362	49,156,550
Fidelity Series Growth Company Fund (c)	23,006,566	565,961,517
Fidelity Series Intrinsic Opportunities Fund (c)	8,825,453	101,757,478
Fidelity Series Large Cap Stock Fund (c)	23,392,864	536,632,296
Fidelity Series Large Cap Value Index Fund (c)	10,663,600	167,098,610
Fidelity Series Opportunistic Insights Fund (c)	14,140,712	337,821,609
Fidelity Series Small Cap Core Fund (c)	1,219,796	14,052,046
Fidelity Series Small Cap Discovery Fund (c)	4,015,169	44,447,923
Fidelity Series Small Cap Opportunities Fund (c)	10,381,503	155,099,648
Fidelity Series Stock Selector Large Cap Value Fund (c)	27,176,377	372,859,897
Fidelity Series Value Discovery Fund (c)	21,792,891	333,431,238
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,492,388,759)		3,093,433,542

International Equity Funds - 41.4%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	10,805,199	163,050,453
Fidelity Series Emerging Markets Fund (c)	17,094,116	157,436,812
Fidelity Series Emerging Markets Opportunities Fund (c)	33,770,571	635,224,435
Fidelity Series International Growth Fund (c)	25,268,518	462,919,252
Fidelity Series International Small Cap Fund (c)	4,896,888	83,491,944
Fidelity Series International Value Fund (c)	36,923,778	466,716,559
Fidelity Series Overseas Fund (c)	33,068,438	465,272,929
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,161,909,857)		2,434,112,384

Bond Funds - 5.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	283,373	2,743,047
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	370,226	2,824,825
Fidelity Series Emerging Markets Debt Fund (c)	3,853,011	30,092,014
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	1,025,876	9,079,003
Fidelity Series Floating Rate High Income Fund (c)	624,433	5,607,407
Fidelity Series High Income Fund (c)	3,651,887	30,748,890
Fidelity Series International Credit Fund (c)	29,791	241,604
Fidelity Series Long-Term Treasury Bond Index Fund (c)	45,452,870	249,536,258
Fidelity Series Real Estate Income Fund (c)	580,798	5,627,935
TOTAL BOND FUNDS (Cost $406,660,760)		336,500,983

Short-Term Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (d) (Cost $9,484,264)	9,482,368	9,484,264

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $5,078,477,234)	5,881,564,895
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(3,585,153)
NET ASSETS - 100.0%	5,877,979,742

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	57	Sep 2024	6,678,120	4,386	4,386
ICE MSCI Emerging Markets Index Contracts (United States)	350	Sep 2024	19,043,500	38,367	38,367

TOTAL EQUITY INDEX CONTRACTS					42,753

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,975	Sep 2024	217,219,141	1,340,392	1,340,392
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1,103	Sep 2024	117,555,672	540,428	540,428
CBOT Long Term U.S. Treasury Bond Contracts (United States)	217	Sep 2024	25,673,813	222,909	222,909

TOTAL TREASURY CONTRACTS					2,103,729

TOTAL PURCHASED					2,146,482

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	200	Sep 2024	55,215,000	(103,744)	(103,744)

TOTAL FUTURES CONTRACTS					2,042,738
The notional amount of futures purchased as a percentage of Net Assets is 6.5%
The notional amount of futures sold as a percentage of Net Assets is 0.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,033,722.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	5,060,072	34,898,783	30,474,509	86,365	(82)	-	9,484,264	0.0%
Total	5,060,072	34,898,783	30,474,509	86,365	(82)	-	9,484,264

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	2,621,908	112,307	27,486	1,377	55	36,263	2,743,047
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,729,034	112,010	27,647	1,081	(422)	11,850	2,824,825
Fidelity Series All-Sector Equity Fund	103,456,206	3,946,859	1,046,979	-	63,781	4,455,961	110,875,828
Fidelity Series Blue Chip Growth Fund	286,371,241	11,847,746	20,526,984	-	1,946,560	24,600,339	304,238,902
Fidelity Series Canada Fund	156,335,253	10,725,039	1,590,542	-	274,666	(2,693,963)	163,050,453
Fidelity Series Commodity Strategy Fund	36,981,141	12,031,507	818,435	-	46,842	915,495	49,156,550
Fidelity Series Emerging Markets Debt Fund	28,242,450	2,323,179	297,197	432,228	6,475	(182,893)	30,092,014
Fidelity Series Emerging Markets Debt Local Currency Fund	8,994,633	310,605	83,179	-	(1,368)	(141,688)	9,079,003
Fidelity Series Emerging Markets Fund	147,177,784	5,808,745	3,052,619	-	39,494	7,463,408	157,436,812
Fidelity Series Emerging Markets Opportunities Fund	593,607,099	29,403,091	19,489,882	-	4,841	31,699,286	635,224,435
Fidelity Series Floating Rate High Income Fund	5,359,574	345,838	55,379	123,983	452	(43,078)	5,607,407
Fidelity Series Government Money Market Fund 5.42%	81,169	-	81,169	132	-	-	-
Fidelity Series Growth Company Fund	534,506,206	23,959,428	41,599,247	-	4,579,515	44,515,615	565,961,517
Fidelity Series High Income Fund	28,856,126	2,321,844	296,581	461,851	721	(133,220)	30,748,890
Fidelity Series International Credit Fund	240,874	3,217	1,023	3,218	(10)	(1,454)	241,604
Fidelity Series International Growth Fund	444,205,149	30,387,232	4,435,018	-	300,058	(7,538,169)	462,919,252
Fidelity Series International Small Cap Fund	83,068,824	3,494,275	825,047	-	28,382	(2,274,490)	83,491,944
Fidelity Series International Value Fund	447,721,642	26,563,568	9,189,785	-	430,246	1,190,888	466,716,559
Fidelity Series Intrinsic Opportunities Fund	100,574,446	5,387,744	989,276	-	(55,510)	(3,159,926)	101,757,478
Fidelity Series Large Cap Stock Fund	503,699,878	23,362,413	14,023,276	-	905,018	22,688,263	536,632,296
Fidelity Series Large Cap Value Index Fund	158,101,316	13,979,882	1,562,515	-	141,965	(3,562,038)	167,098,610
Fidelity Series Long-Term Treasury Bond Index Fund	268,770,859	21,861,268	34,591,373	2,169,275	(13,316,801)	6,812,305	249,536,258
Fidelity Series Opportunistic Insights Fund	318,532,284	15,210,131	18,067,925	-	1,065,254	21,081,865	337,821,609
Fidelity Series Overseas Fund	445,382,051	24,895,792	5,006,914	-	366,793	(364,793)	465,272,929
Fidelity Series Real Estate Income Fund	5,369,464	308,472	55,237	86,612	(99)	5,335	5,627,935
Fidelity Series Short-Term Credit Fund	826,408	-	822,213	948	17,099	(21,294)	-
Fidelity Series Small Cap Core Fund	13,938,584	484,160	55,474	66,762	5,690	(320,914)	14,052,046
Fidelity Series Small Cap Discovery Fund	43,621,543	7,103,953	427,613	2,638,651	2,325	(5,852,285)	44,447,923
Fidelity Series Small Cap Opportunities Fund	147,618,727	12,257,736	1,442,317	-	92,199	(3,426,697)	155,099,648
Fidelity Series Stock Selector Large Cap Value Fund	352,696,194	31,780,922	3,486,023	-	243,052	(8,374,248)	372,859,897
Fidelity Series Value Discovery Fund	315,032,776	32,343,931	3,130,007	-	319,123	(11,134,585)	333,431,238
	5,584,720,843	352,672,894	187,104,362	5,986,118	(2,493,604)	116,251,138	5,864,046,909

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.